PREFERRED LIMITED PARTNERS' EQUITY (Details) $ / shares in Units, $ / shares in Units, $ in Millions, $ in Millions			1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 11, 2019 USD ($) shares	Mar. 11, 2019 CAD ($) $ / shares shares	Jul. 31, 2019	Mar. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)
Disclosure of preferred limited partners [Line Items]
Dividends declared for the year ended					$ 44
Preferred limited partners' equity					$ 833	$ 707
Percent of public float allowed to be repurchased for Class A Preference Units			10.00%
Preferred Limited Partners Unit [Member]
Disclosure of preferred limited partners [Line Items]
Number of shares outstanding (in shares) | shares					44,890,000
Dividends declared for the year ended						38
Preferred limited partners' equity					$ 833
Series 5 (C$72)
Disclosure of preferred limited partners [Line Items]
Number of shares outstanding (in shares) | shares					2,890,000
Dividend rate					5.59%
Dividends declared for the year ended					$ 3	4
Preferred limited partners' equity					$ 49	49
Series 7 (C$175)
Disclosure of preferred limited partners [Line Items]
Number of shares outstanding (in shares) | shares					7,000,000
Dividend rate					5.50%
Dividends declared for the year ended					$ 7	7
Preferred limited partners' equity					$ 128	128
Series 9 (C$200)
Disclosure of preferred limited partners [Line Items]
Number of shares outstanding (in shares) | shares					8,000,000
Dividend rate					5.75%
Dividends declared for the year ended					$ 9	9
Preferred limited partners' equity					$ 147	147
Series 11 (C$250)
Disclosure of preferred limited partners [Line Items]
Number of shares outstanding (in shares) | shares					10,000,000
Dividend rate					5.00%
Dividends declared for the year ended					$ 9	9
Preferred limited partners' equity					$ 187	187
Series 13 (C$250)
Disclosure of preferred limited partners [Line Items]
Number of shares outstanding (in shares) | shares					10,000,000
Dividend rate					5.00%
Dividends declared for the year ended					$ 10	9
Preferred limited partners' equity					$ 196	196
Series 15 (C$175)
Disclosure of preferred limited partners [Line Items]
Number of shares outstanding (in shares) | shares					7,000,000
Dividend rate	5.75%	5.75%			5.75%
Dividends declared for the year ended					$ 6	0
Preferred limited partners' equity					$ 126	$ 0
Number of shares issued (in shares) | shares	7,000,000	7,000,000
Price per share | $ / shares		$ 25
Proceeds from issuing shares	$ 131	$ 175
Share issue related cost	$ 5	$ 6
Dividend rate reset period	5 years	5 years
Series 15 (C$175) | Floating dividend rate
Disclosure of preferred limited partners [Line Items]
Dividend rate	5.75%	5.75%
Series 15 (C$175) | Floating dividend rate | Government of Canada Bond yield plus
Disclosure of preferred limited partners [Line Items]
Dividend rate	3.94%	3.94%
Series 16
Disclosure of preferred limited partners [Line Items]
Dividend rate reset period	5 years	5 years
Series 16 | Floating dividend rate | Government of Canada Bond yield plus
Disclosure of preferred limited partners [Line Items]
Dividend rate	3.94%	3.94%
Series 17
Disclosure of preferred limited partners [Line Items]
Dividend rate				5.25%
Number of shares issued (in shares) | shares				8,000,000
Price per share | $ / shares				$ 25
Proceeds from issuing shares				$ 200